CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CASH FLOWS
Issuance of New shares	2,313,463
Old shares exchanged	2,444,521